SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Balance at beginning	$ 722,328	$ 0
Additions	8,280,670	862,860
Settlement	(5,895,190)
Change in fair value	(3,107,808)	(140,532)
Balance at end	$ 0	$ 722,328